Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Document Creation Date	dei_DocumentCreationDate	May 18, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2016
Prospectus Date	rr_ProspectusDate	Jun. 18, 2015